SHAREHOLDERS’ DEFICIT (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Apr. 30, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Preference shares, authorized	5,000,000	5,000,000		5,000,000
Preference shares, authorized	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock issued	0	0		0
Preferred stock shares, outstanding	0	0		0
Common stock, voting rights		one
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00	$ 1.00
Effective from within business days of initial business combination	60 days	60 days
rior written notice for redemption of warrants, term	30 days	30 days
Effective issue price	$ 9.20	$ 9.20
Issuance of equity linked securities, percentage of equity proceeds	6000.00%	6000.00%
Trading days	20 days	20 days
Initial business combination, market price per share	$ 9.20	$ 9.20
Percentage of market value, warrants to be adjusted	115.00%	115.00%
Redemption trigger price per share	$ 18.00	$ 18.00
Redemption trigger price, percentage of market value and newly issued shares	180.00%	180.00%
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01	$ 0.01
Private Placement Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,450,000	5,450,000
Private Placement Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,450,000	5,450,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00	$ 1.00
IPO [Member] | Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	14,075,000	14,075,000
IPO [Member] | Public Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	8,625,000	8,625,000
IPO [Member] | Private Placement Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,450,000	5,450,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00	$ 1.00
IPO [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		8,625,000
IPO [Member] | Private Placement Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		5,450,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000		500,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting rights	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
Common stock, shares issued	0	0		0
Common stock, shares outstanding	0	0		0
Temporary equity, shares outstanding	17,250,000	17,250,000		0
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50
Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 18.00	$ 18.00
Common Class A [Member] | Public Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1	1
Number of days subject to exercise of warrants	30 days	30 days
Warrants and Rights Outstanding, Term	5 years	5 years
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock, shares issued	17,250,000	17,250,000
Common stock, shares outstanding	17,250,000	17,250,000
Temporary equity, shares outstanding	17,250,000	17,250,000
Temporary equity, shares outstanding	17,250,000	17,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50	$ 11.50
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000	50,000,000		50,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting rights	Holders of Class B ordinary shares are entitled to one vote for each share.	Holders of Class B ordinary shares are entitled to one vote for each share.
Common stock, shares issued	5,750,000	5,750,000		5,750,000
Common stock, shares outstanding	5,750,000	5,750,000		5,750,000
Common Class B [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock, shares issued	5,750,000	5,750,000		5,750,000
Common stock, shares outstanding	5,750,000	5,750,000		5,750,000